SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

Subsequent to December 31, 2019, the Company purchased one aircraft.

Subsequent to December 31, 2019, the Company sold two engines as the result of an aircraft part out and three aircraft.

Subsequent to December 31, 2019, the Company repurchased 114,354 shares at an average price of $16.85 per share, or $1.9 million.